Transactions with Affiliates - Commodity Price Swap Agreements Table (Details) - Year 2016 [Member]	Dec. 31, 2015 $ / MMBTU $ / bbl
Ethane [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	18.41
Ethane [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	23.11
Propane [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	47.08
Propane [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	52.90
Isobutane [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	62.09
Isobutane [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	73.89
Normal butane [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	54.62
Normal butane [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	64.93
Natural gasoline [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	72.88
Natural gasoline [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	81.68
Condensate [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	76.47
Condensate [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	81.68
Natural gas (per MMBtu) [Member] | Minimum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	4.87
Natural gas (per MMBtu) [Member] | Maximum [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	5.96